Commitments and contingencies (Tables)	12 Months Ended
Mar. 31, 2012
Assets Covered under Capital Leases

Assets covered under capital leases at March 31, 2011 and 2012 were as follows:

	Millions of yen
Class of property	2011	2012
Machinery, vessels and equipment	¥13,360	¥12,359
Less: Accumulated depreciation and amortization	(8,802)	(9,266)

Total	¥4,558	¥3,093

Future Minimum Lease Payments by Year Under Capital Leases Together with Present Value of Net Minimum Lease Payments

Future minimum lease payments by year under capital leases together with the present value of the net minimum lease payments as of March 31, 2012 were as follows:

Year ending March 31,	Millions of yen
2013	¥2,657
2014	1,638
2015	1,029
2016	557
2017	225
Thereafter	23

Total minimum lease payments	6,129
Less: Amount representing interest	(341)

Present value of net minimum lease payments	5,788
Less: Amounts representing estimated executory costs	(876)

Net minimum lease payments	4,912
Less: Current obligation	(2,134)

Long-term capital lease obligations	¥2,778

Minimum Rent Payments Required under Operating Leases that have Initial or Remaining Non-Cancellable Lease Terms in Excess of One Year

The minimum rent payments required under operating leases that have initial or remaining non-cancellable lease terms in excess of one year as of March 31, 2012 were as follows:

Year ending March 31,	Millions of yen
2013	¥2,627
2014	2,137
2015	1,971
2016	1,756
2017	1,543
Thereafter	8,543

Total minimum rent payments	¥18,577

Total Rent Expense for All Operating Leases Except Those With Terms of One Month or Less that were Not Renewed

Total rent expense for all operating leases except those with terms of 1 month or less that were not renewed for the years ended March 31, 2010, 2011 and 2012 were as follows:

	Millions of yen
	2010	2011	2012
Rent expense	¥68,673	¥62,666	¥69,782